Segment Reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) units	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information
Number Of Operating Segments | units	2
Factors Used To Identify Entitys Reportable Segments	Banco Popular de Puerto Rico and Popular U.S. Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources.
Net Revenue	$ 2,368,925	$ 2,461,577	$ 2,387,371
Assets	65,926,000	52,115,324	47,604,577
Deposits	56,866,340	43,758,606
UNITED STATES
Segment Reporting Information
Net Revenue	376,529	371,368	357,680
Assets	10,878,030	10,693,536	9,847,944
Deposits	7,672,549	7,664,792	6,878,599
Other
Segment Reporting Information
Net Revenue	71,189	74,120	76,020
Assets	904,016	877,533	892,703
Deposits	1,606,911	1,429,571	1,593,911
Banco Popular de Puerto Rico | UNITED STATES
Segment Reporting Information
Net Revenue	55,300	55,700	37,600
Assets	627,000	635,000
Banco Popular de Puerto Rico | Other
Segment Reporting Information
Net Revenue	$ 44,200	$ 47,600	$ 48,800